Schedule of Investments (unaudited)
June 30, 2026
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 21.9%
International Tilts Master Portfolio	$ 5,041,222	$ 5,041,222
iShares Core MSCI Emerging Markets ETF	115,984	9,608,115
iShares Core S&P 500 ETF	53,569	40,117,288
iShares MSCI Global Gold Miners ETF	52,756	3,408,038
iShares S&P 500 Growth ETF	102,770	14,133,958
iShares S&P 500 Value ETF	42,116	9,562,859
iShares U.S. Aerospace & Defense ETF	37,257	9,031,842
iShares U.S. Equity Factor Rotation Active ETF	142,500	9,691,425
		100,594,747
Fixed-Income Funds — 78.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,597,050	54,683,181
BlackRock Total Return Fund, Class K	7,829,474	77,668,380
iShares 0-5 Year TIPS Bond ETF	133,498	13,638,156
iShares 10-20 Year Treasury Bond ETF	421,417	42,289,196
iShares Convertible Bond ETF	81,719	9,948,471
iShares Core International Aggregate Bond ETF	376,390	19,045,334
iShares Core Universal USD Bond ETF	582,491	26,881,960
iShares Flexible Income Active ETF	363,060	19,002,560
iShares Securitized Income Active ETF	545,164	27,181,877
iShares Systematic Bond ETF	251,835	22,341,869
iShares U.S. Treasury Bond ETF	1,986,271	45,247,253
		357,928,237
Total Long-Term Investments — 99.9% (Cost: $433,582,161)		458,522,984

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(a)(b)	766,326	$ 766,326
Total Short-Term Securities — 0.2% (Cost: $766,326)		766,326
Total Investments — 100.1% (Cost: $434,348,487)		459,289,310
Liabilities in Excess of Other Assets — (0.1)%		(453,900)
Net Assets — 100.0%		$ 458,835,410

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 14,666,012	$ —	$ (14,666,792)(b)	$ 845	$ (65)	$ —	—	$ 14,770 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	—	766,326 (b)	—	—	—	766,326	766,326	17,194	—
BlackRock Strategic Income Opportunities Portfolio, Class K	52,782,526	5,384,315	(3,379,554)	37,026	(141,132)	54,683,181	5,597,050	2,172,142	—
BlackRock Total Return Fund, Class K	75,008,779	8,250,709	(4,687,702)	(55,136)	(848,270)	77,668,380	7,829,474	2,646,262	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
International Tilts Master Portfolio	$ —	$ 4,335,853 (b)(d)	$ —	$ 71,480	$ 633,889	$ 5,041,222	$5,041,222	$ 126,729	$ —
iShares 0-5 Year TIPS Bond ETF	17,485,308	14,037,147	(17,610,982)	60,525	(333,842)	13,638,156	133,498	254,200	—
iShares 10- 20 Year Treasury Bond ETF	56,918,865	4,773,112	(17,999,842)	(440,011)	(962,928)	42,289,196	421,417	1,702,225	—
iShares Convertible Bond ETF	13,381,487	5,347,545	(10,994,614)	840,557	1,373,496	9,948,471	81,719	166,601	—
iShares Core International Aggregate Bond ETF	26,311,267	2,210,892	(9,108,200)	(69,556)	(299,069)	19,045,334	376,390	936,933	—
iShares Core MSCI Emerging Markets ETF	9,250,092	4,032,471	(6,859,651)	1,517,795	1,667,408	9,608,115	115,984	291,423	—
iShares Core S&P 500 ETF	18,156,770	30,374,981	(10,084,707)	4,271,004	(2,600,760)	40,117,288	53,569	183,390	—
iShares Core Universal USD Bond ETF	18,270,103	23,085,913	(14,193,176)	(5,460)	(275,420)	26,881,960	582,491	672,664	—
iShares Flexible Income Active ETF	35,044,059	3,252,402	(18,653,330)	(284,326)	(356,245)	19,002,560	363,060	1,327,382	89,929
iShares High Yield Systematic Bond ETF(a)	8,649,706	854,274	(9,261,722)	(218,019)	(24,239)	—	—	298,051	—
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	13,337,166	13,989,771	(27,312,355)	961,061	(975,643)	—	—	328,948	—
iShares MSCI EAFE Value ETF(a)	9,045,538	508,761	(10,315,166)	2,341,195	(1,580,328)	—	—	210,872	—
iShares MSCI Global Gold Miners ETF	—	4,525,688	(1,371,339)	284,737	(31,048)	3,408,038	52,756	52,991	—
iShares MSCI USA Quality Factor ETF(a)	13,417,972	47,263	(13,243,570)	1,955,642	(2,177,307)	—	—	—	—
iShares S&P 100 ETF(a)	8,726,066	297,577	(8,934,753)	(6,758)	(82,132)	—	—	21,748	—
iShares S&P 500 Growth ETF	13,804,815	623,337	(2,197,174)	552,614	1,350,366	14,133,958	102,770	39,030	—
iShares S&P 500 Value ETF	13,298,418	9,081,829	(14,689,264)	1,267,163	604,713	9,562,859	42,116	206,423	—
iShares Securitized Income Active ETF	26,146,470	2,423,381	(1,284,270)	11,665	(115,369)	27,181,877	545,164	1,050,302	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares Systematic Bond ETF	$ —	$ 22,784,758	$ (351,954)	$ (120)	$ (90,815)	$ 22,341,869	251,835	$ 255,326	$ —
iShares U.S. Aerospace & Defense ETF	—	8,800,570	(141,841)	(2,246)	375,359	9,031,842	37,257	11,760	—
iShares U.S. Equity Factor Rotation Active ETF	13,725,283	565,315	(5,957,868)	1,167,900	190,795	9,691,425	142,500	72,257	—
iShares U.S. Thematic Rotation Active ETF(a)	—	8,857,111	(10,206,104)	1,348,993	—	—	—	—	—
iShares U.S. Treasury Bond ETF	—	46,290,066	(703,401)	(2,887)	(336,525)	45,247,253	1,986,271	405,427	—
				$ 15,605,683	$ (5,035,111)	$ 459,289,310		$ 13,465,050	$ 89,929

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock 20/80 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 453,481,762	$ —	$ —	$ 453,481,762
Short-Term Securities
Money Market Funds	766,326	—	—	766,326
	$ 454,248,088	$ —	$ —	454,248,088
Investments valued at NAV(a)				5,041,222
				$ 459,289,310

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund